Investments in Affiliates and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012 Employees	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Scarborough [Member]	Dec. 31, 2011 Scarborough [Member]	Dec. 31, 2010 Scarborough [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates		$ 77,000,000		$ 74,000,000
Non-controlling ownership interest percentage					51.00%
Investments in affiliates, carrying value					53,000,000
Payments received through transactions, net					15,000,000	14,000,000	7,000,000
Receivable from affiliates		6,000,000		12,000,000
Selling, general and administrative expenses			12,000,000
Initial public offering amount		200,000,000
Term of agreement		8 years
Settlement amount	102,000,000
Number of employees enrolled in health benefit plans		7,300
Health Plan Fees		$ 2.50